Equity-accounted investee - Associate statement of earnings (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	$ 1,800,073	$ 1,862,925
Cost of products and services sold	(1,484,962)	(1,345,551)
Depreciation and amortization	(208,662)	(275,749)
Finance income	10,835	29,760
Finance costs	(96,133)	(98,622)
Income tax expense	(13,666)	(61,077)
Net earnings (loss)	(53,197)	73,941
Other comprehensive income (loss)	38,795	(40,753)
Total comprehensive income (loss)	(14,402)	33,188
JV Inkai [Member]
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	252,764	261,860
Cost of products and services sold	(57,358)	(64,199)
Depreciation and amortization	(24,081)	(27,740)
Finance income	367	651
Finance costs	(825)	(2,939)
Other expense	(12,305)	(23,767)
Income tax expense	(44,804)	(30,999)
Net earnings (loss)	113,758	112,867
Other comprehensive income (loss)	(97)	(1,773)
Total comprehensive income (loss)	$ 113,661	$ 111,094